SEMI-ANNUAL REPORT


June 30, 2002                           ING VP NATURAL RESOURCES TRUST


[PHOTO]


                                                             [LION LOGO]
                                                              ING FUNDS
                                                    (formerly the Pilgrim Funds)

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------




            President's Letter ...............................     1
            Portfolio Manager's Report .......................     2
            Statement of Assets and Liabilities ..............     4
            Statement of Operations ..........................     5
            Statements of Changes in Net Assets ..............     6
            Financial Highlights .............................     7
            Notes to Financial Statements ....................     8
            Portfolio of Investments .........................    11
            Shareholder Meeting Information ..................    12
            Director/Trustee and Officer Information .........    13

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the June 30, 2002 Semi-Annual Report for the ING VP Natural Resources Trust (formerly Pilgrim Natural Resources Trust).

There have been some very important changes that have occurred over the past several months regarding the ING Funds. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to Aetna Series Fund, Inc. and the Aetna Variable Portfolios.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Series Fund and the Aetna Variable Portfolios into the Pilgrim Funds and renamed the entire fund complex, ING Funds.

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.


Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds Services, LLC
July 15, 2002

ING VP NATURAL RESOURCES TRUST                        Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: James A. Vail, Senior Vice President and Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP Natural Resources Trust (formerly Pilgrim Natural Resources Trust) (the "Trust") seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies.

MARKET OVERVIEW: Natural resources registered a mixed performance in the first half of 2002. The prices of non-energy resources stabilized and actually experienced modest increases, specifically in selected paper grades, precious metals and some non-ferrous metals. Steel saw increases as tariffs and duties levied by the U.S. Government limited imports and supply shortages developed. Seasonally natural gas prices have weakened but, supply is limited pointing to higher prices in the upcoming winter heating season. Crude oil remains firm bolstered by fears of supply disruptions from the Middle East.

PERFORMANCE: For the six-month period ended June 30, 2002, the Trust, excluding any charges, provided a total return of 3.87% compared to the S&P 500 Index which returned -13.16%.

PORTFOLIO SPECIFICS: The Trust maintains broad exposure to natural resources with 28% in intermediates such as metals, paper and forest products; 56% in energy related names and 2% in industrials with a close correlation to the farm sector. In addition, 14% of the Trust's assets are invested in precious metal shares. Our current focus remains on the energy service sector in that spending by major energy suppliers is rising and expected to continue into 2003. Additionally we are looking to modestly increase the weightings in precious metals.

MARKET OUTLOOK: The world economy appears to be recovering and with it we expect to see increasing demand for natural resources and intermediate materials. With limited supply additions on the near term horizon the outlook for higher commodity prices is good. Moreover, since non-energy resource prices remain at depressed levels, increases may be absorbed without sparking a new round of inflation. Gold should continue to advance reflecting secular weakness in the U.S. dollar.

Portfolio Manager's Report                        ING VP NATURAL RESOURCES TRUST
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                             PERIODS ENDED JUNE 30, 2002
                                          ----------------------------------
                                          1 YEAR        5 YEAR       10 YEAR
                                          ------        ------       -------
    ING VP Natural Resources Trust        -2.35%        -0.39%         5.10%
    S&P 500 Index(1)                     -17.99%         3.66%        11.36%

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP Natural Resources Trust against the S&P 500 Index. The Index has an inherent performance advantage over the Trust since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Trust's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annunity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) The S&P 500 INDEX is a widely recognized unmanaged index of 500 common stocks.

PRINCIPAL RISK FACTOR(S): Price volatility due to non-diversification and concentration in stocks in the natural resources industry. There are certain risks involved in investing in foreign securities or concentrating in specific industries such as natural resources. These risks include those resulting from future adverse political and economic developments, as well as imposition of foreign exchange or other foreign governmental restrictions or laws.

       STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value*                                $ 22,925,913
Short-term investments at amortized cost                              1,688,000
Foreign currencies at value**                                             3,374
Receivables:
  Investment securities sold                                            882,299
  Fund shares sold                                                       22,521
  Dividends and interest                                                 11,430
Prepaid expenses                                                            114
                                                                   ------------
     Total assets                                                    25,533,651
                                                                   ------------
LIABILITIES:
Payable for fund shares redeemed                                         37,301
Payable to affiliates                                                    23,665
Payable to custodian                                                      4,754
Other accrued expenses and liabilities                                   91,495
                                                                   ------------
     Total liabilities                                                  157,215
                                                                   ------------
NET ASSETS (equivalent to $12.88 per share on
  1,969,669 shares outstanding)                                    $ 25,376,436
                                                                   ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital-shares of beneficial interest
  at no par value (unlimited shares authorized)                    $ 24,720,133

Accumulated net investment loss                                         (13,092)
Accumulated net realized loss on investments and
  foreign currencies                                                    (98,526)
Net unrealized appreciation of investments and
  foreign currencies                                                    767,921
                                                                   ------------
NET ASSETS                                                         $ 25,376,436
                                                                   ============
* Cost of securities                                               $ 22,158,008
** Cost of foreign currencies                                      $      3,358

                 See Accompanying Notes to Financial Statements

                       STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                       ENDED
                                                                   JUNE 30, 2002
                                                                   -------------
INVESTMENT INCOME:
Dividends (net of foreign taxes of $3,156)                           $ 115,603
Interest                                                                14,632
                                                                     ---------
     Total investment income                                           130,235
                                                                     ---------
EXPENSES:
Investment management fees                                             124,650
Administrative and service fees                                         12,465
Printing and postage expenses                                            6,929
Custodian and accounting expenses                                        2,933
Transfer agent fees                                                     13,887
Professional fees                                                       15,174
Miscellaneous expenses                                                   1,483
Trustees' fees                                                           4,938
                                                                     ---------
     Total expenses                                                    182,459
                                                                     ---------
Net investment loss                                                    (52,224)
                                                                     ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCIES:
Net realized gain on investments                                       695,635
Net realized gain on foreign currencies                                  9,765
Net change in unrealized appreciation of
  investments and foreign currencies                                   248,177
                                                                     ---------
     Net realized and unrealized gain on
       investments and foreign currencies                              953,577
                                                                     ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 901,353
                                                                     =========

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                          SIX MONTHS         YEAR
                                                                            ENDED           ENDED
                                                                           JUNE 30,      DECEMBER 31,
                                                                             2002            2001
                                                                         ------------    ------------
FROM OPERATIONS:
Net investment income (loss)                                             $    (52,224)   $     48,298
Net realized gain on investments and foreign currencies                       705,400         253,243
Net change in unrealized appreciation (depreciation)
  of investments and foreign currencies                                       248,177      (5,825,037)
                                                                         ------------    ------------
Net increase (decrease) in net assets resulting from operations               901,353      (5,523,496)
                                                                         ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                            3,656,888      11,669,299
Cost of shares redeemed                                                    (2,922,420)    (14,696,546)
                                                                         ------------    ------------
Net increase (decrease) in net assets resulting from
  capital share transactions                                                  734,468      (3,027,247)
                                                                         ------------    ------------
Net increase (decrease) in net assets                                       1,635,821      (8,550,743)
NET ASSETS:
Beginning of period                                                        23,740,615      32,291,358
                                                                         ------------    ------------
End of period                                                            $ 25,376,436    $ 23,740,615
                                                                         ============    ============
Undistributed net investment income (loss) at end of period              $    (13,092)   $     39,132
                                                                         ============    ============

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                  ING VP NATURAL RESOURCES TRUST (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                   SIX MONTHS
                                                     ENDED                         YEAR ENDED DECEMBER 31,
                                                    JUNE 30,      ---------------------------------------------------------
                                                      2002         2001        2000(2)       1999        1998         1997
                                                     ------       ------       ------       ------      ------       ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $   12.40        14.75        12.51        11.03       14.91        14.29
 Income (loss) from investment operations:
 Net investment income (loss)                     $   (0.03)        0.03        (0.07)        0.06        0.08         0.06
 Net realized and unrealized gain (loss) on
 investments                                      $    0.51        (2.38)        2.36         1.50       (2.98)        1.00
 Total income (loss) from investment operations   $    0.48        (2.35)        2.29         1.56       (2.90)        1.06
 Less distributions from:
 Net investment income                            $      --           --         0.05         0.08        0.08           --
 Net realized gain on investments                 $      --           --           --           --        0.90         0.44
 Total distributions                              $      --           --         0.05         0.08        0.98         0.44
 Net asset value, end of period                   $   12.88        12.40        14.75        12.51       11.03        14.91
 Total Return(1)                                  %    3.87       (15.93)       18.37        14.09      (19.62)        7.15

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $  25,376       23,741       32,291       31,737      35,418       65,263
 Ratios to average net assets:
 Expenses (3)                                     %    1.46         1.35         1.66         1.33        1.29         1.25
 Net investment income (loss)(3)                  %   (0.42)        0.17        (0.53)        0.34        0.42         0.39
 Portfolio turnover rate                          %      45           85           72           42          74          114

----------
(1) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized.
(2) Effective July 26, 2000, ING Investments, LLC, became the Investment Manager of the Trust.
(3)  Annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements

          NOTES TO FINANCIAL STATEMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ING VP Natural Resources Trust (the "Trust", formerly Pilgrim Natural Resources Trust) is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust's Investment objective is to seek long-term growth of capital through investment primarily in common stock of companies which own, or develop natural resources and other basic commodities, or supply goods and services to such companies. With the exception of shares held in connection with initial capital of the Trust, shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

On September 1, 2000, ING Group N.V. (NYSE:ING) acquired ReliaStar Financial Corp., the indirect parent company of Pilgrim Investments, Inc., Investment Advisor to the Trust and Pilgrim Group, Inc., Administrator to the Trust. In conjunction with the acquisitions, the Investment Advisor and Administrator changed their names to ING Pilgrim Investments, Inc. and ING Pilgrim Group, Inc., respectively, effective September 8, 2000. Effective February 26, 2001, ING Pilgrim Investments, Inc. was merged into the newly formed ING Pilgrim Investments, LLC. Effective February 27, 2001, ING Pilgrim Group, Inc. was merged into the newly formed ING Pilgrim Group, LLC. Effective March 1, 2002, the Advisor and Administrator changed their names to ING Investments, LLC and ING Funds Services, LLC, respectively.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

INVESTMENTS. Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less at the date of acquisition are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by management in good faith under the direction of the Trust's Board of Trustees. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premium amortization and discount accretion are determined using the effective yield method.

FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Trust intends not to be subject to any federal excise tax.

Capital loss carryforwards available for Federal income tax purposes as of December 31, 2001 were $803,927, and are scheduled to expire during 2006. To the extent any future capital gains are offset by these loss carryforwards, such gains may not be distributed to shareholders.

DISTRIBUTIONS. Dividends from net investment income and net realized capital gains, if any, are normally declared and paid annually, but the Trust may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at current exchange rates. Purchases and sales of investments, as well as income and expense items denominated in a foreign currency, are translated at the rates of exchange prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from translation gains or losses due to changes in exchange rates and realized gains and losses on the settlement of foreign currency denominated receivables and payables. Realized gains and losses from the sale of foreign currencies as well as the settlement of forward foreign exchange contracts are separately disclosed in the statement of operations. The Trust may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Trust may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses.

The Trust authorizes its custodian to place and maintain equity securities in a segregated account of the Trust having a value equal to the aggregate amount of the Trust's commitments under forward foreign currency contracts entered into with respect to position hedges. The Trust did not have any open forward foreign currency contracts outstanding at June 30, 2002.

NOTE 2 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Trust pays an investment advisory fee to ING Investments, LLC ("Investment Advisor", formerly ING Pilgrim Investments, LLC) at an annual rate of 1.00% of the Trust's average daily net assets.

The Investment Advisor voluntarily agreed to reimburse the Trust if total annual expenses (including management fees, but excluding interest, taxes, brokerage commission and extraordinary expenses) exceed 2.50% of the Trust's average net assets. No reimbursement was required for the six months ended June 30, 2002.

Effective July 26, 2000, ING Funds Services, LLC (the "Administrator", formerly ING Pilgrim Group, LLC) began serving as Administrator to the Trust. The Trust pays the Administrator a fee calculated at an annual rate of 0.10% of the Trust's average daily net assets.

At June 30, 2002, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

                     ACCRUED       ACCRUED
                    ADVISORY    ADMINISTRATIVE
                       FEE           FEE           TOTAL
                    --------       -------        --------
                    $ 21,514       $ 2,151        $ 23,665

NOTE 3 -- INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the six months ended June 30, 2002, excluding short-term securities, were $10,603,337 and $11,972,481, respectively.

NOTE 4 -- INVESTMENT AND CONCENTRATION RISKS

The Trust makes significant investments in foreign securities and has a policy of investing in the securities of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. There are certain risks involved in investing in foreign securities or concentrating in specific industries such as natural resources that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments, as well as the possible imposition of foreign exchange or other foreign governmental restrictions or laws, all of which could affect the market and/or credit risk of the investments.

--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                                  SIX MONTHS                        YEAR
                                                    ENDED                           ENDED
                                                JUNE 30, 2002                 DECEMBER 31, 2001
                                         ----------------------------    ----------------------------
                                            SHARES          DOLLARS         SHARES          DOLLARS
                                         ------------    ------------    ------------    ------------
Shares sold                                   279,182    $  3,656,888         850,954    $ 11,669,299
Shares redeemed                              (224,797)     (2,922,420)     (1,125,489)    (14,696,546)
                                         ------------    ------------    ------------    ------------
Net increase (decrease) in shares
 outstanding                                   54,385    $    734,468        (274,535)   $ (3,027,247)
                                         ============    ============    ============    ============

NOTE 6 -- SUBSEQUENT EVENTS

Subsequent to June 30, 2002 the Trust declared dividends from net investment income of:

               PER SHARE         PAYABLE           RECORD
                AMOUNT             DATE             DATE
                ------             ----             ----
               $ 0.0211        July 3, 2002     June 28, 2002

ING VP
NATURAL
RESOURCES
TRUST
            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 90.35%
                     CHEMICALS: 2.63%
    10,000    @@     Potash Corp. of Saskatchewan                   $   667,000
                                                                    -----------
                                                                        667,000
                                                                    -----------
                     COAL: 3.99%
    21,000           Arch Coal, Inc.                                    476,910
    10,900           Consol Energy, Inc.                                231,625
    24,000           Massey Energy Co.                                  304,800
                                                                    -----------
                                                                      1,013,335
                                                                    -----------
                     FOREST PRODUCTS & PAPER: 15.34%
    21,000           Bowater, Inc.                                    1,141,770
    60,000    @@     Domtar, Inc.                                       706,800
    15,000           International Paper Co.                            653,700
    22,310           MeadWestvaco Corp.                                 748,724
    10,000           Weyerhaeuser Co.                                   638,500
                                                                    -----------
                                                                      3,889,494
                                                                    -----------
                     MACHINERY-DIVERSIFIED: 1.92%
    25,000           AGCO Corp.                                         487,500
                                                                    -----------
                                                                        487,500
                                                                    -----------
                     MINING: 16.37%
   160,000   @,@@    African Rainbow Minerals Gold Ltd.                 810,029
    12,700    @@     Alcan, Inc.                                        476,504
   100,000   @,@@    AUR Resources, Inc.                                308,158
    90,000    @@     Harmony Gold Mining Co. Ltd. ADR                 1,217,700
    15,000    @@     Impala Platinum Holdings Ltd. ADR                  827,097
    12,500           Phelps Dodge Corp.                                 515,000
                                                                    -----------
                                                                      4,154,488
                                                                    -----------
                     OIL & GAS: 33.47%
     9,570           Apache Corp.                                       550,084
    50,000     @     Chesapeake Energy Corp.                            360,000
    12,400           Devon Energy Corp.                                 611,072
    15,000    @@     EnCana Corp.                                       459,000
    20,000           ENSCO Intl., Inc.                                  545,200
    14,000           EOG Resources, Inc.                                555,800
    30,000           GlobalSantaFe Corp.                                820,500
    10,400   @,@@    Nabors Industries Ltd.                             367,120
    16,300     @     Newfield Exploration Co.                           605,871
    16,500           Noble Energy, Inc.                                 594,825
    26,200     @     Pride Intl., Inc.                                  410,292
    36,500     @     Spinnaker Exploration Co.                        1,314,730
    15,000    @@     Talisman Energy, Inc.                              677,250
    20,000           Transocean, Inc.                                   623,000
                                                                    -----------
                                                                      8,494,744
                                                                    -----------
                     OIL & GAS SERVICES: 13.59%
    15,000           Baker Hughes, Inc.                                 499,350
    20,000     @     BJ Services Co.                                    677,600
    25,000           Halliburton Co.                                    398,500
     8,600           Schlumberger Ltd.                                  399,900
     8,200     @     Smith Intl., Inc.                                  559,158
    10,700           Tidewater, Inc.                                    352,244
    13,000     @     Weatherford Intl. Ltd.                             561,600
                                                                    -----------
                                                                      3,448,352
                                                                    -----------
                     PACKAGING & CONTAINERS: 3.04%
    50,000     @     Smurfit-Stone Container Corp.                      771,000
                                                                    -----------
                                                                        771,000
                                                                    -----------
                     Total Common Stock
                       (Cost $22,158,008)                            22,925,913
                                                                    -----------

PRINCIPAL
 AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 6.65%
                     U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.73%
$1,200,000           FHLB Discount Note, 1.870%, due 0701/02        $ 1,200,000
                                                                    -----------
                                                                      1,200,000
                                                                    -----------
                     REPURCHASE AGREEMENT: 1.92%
   488,000           State Street Bank & Trust Repurchase
                       Agreement dated 06/28/02, 1.830%, due
                       07/01/02, $488,074 to be received upon
                       repurchase (Collateralized by 440,000
                       USTN, 6.500%, Market Value $502,150
                       due 08/15/22)                                    488,000
                                                                    -----------
                                                                        488,000
                                                                    -----------
                     Total Short-Term Investments
                       (Cost $1,688,000)                              1,688,000
                                                                    -----------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $23,846,008)*                  97.00%  $24,613,913
                     OTHER ASSETS AND LIABILITIES-NET        3.00%      762,523
                                                          -------   -----------
                     NET ASSETS                            100.00%  $25,376,436
                                                          =======   ===========

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                  $ 2,192,634
                                                                    -----------
                     Gross Unrealized Depreciation                   (1,424,729)
                                                                    -----------
                     Net Unrealized Appreciation                    $   767,905
                                                                    ===========

                 See Accompanying Notes to Financial Statements

                  SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of the ING Retail Funds and Variable Products held February 21, 2002, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

A brief description of each matter voted upon as well as the results are outlined below:

                                              SHARES VOTED
                                               AGAINST OR       SHARES       BROKER         TOTAL
                         SHARES VOTED FOR       WITHHELD      ABSTAINED     NON-VOTE     SHARES VOTED
                         ----------------     ------------    ---------     --------     ------------
1.   To elect 12 members of the Boards of Directors/Trustees to hold office until the election and qualification of their successors.

Paul S. Doherty             1,776,927           29,403             --           --        1,806,330
J. Michael Earley           1,778,049           28,281             --           --        1,806,330
R. Barbara Gitenstein       1,778,049           28,281             --           --        1,806,330
Walter H. May               1,777,775           28,555             --           --        1,806,330
Thomas J. McInerney         1,777,678           28,652             --           --        1,806,330
Jock Patton                 1,777,775           28,555             --           --        1,806,330
David W.C. Putnam           1,778,049           28,281             --           --        1,806,330
Blaine E. Rieke             1,776,269           30,061             --           --        1,806,330
Robert C. Salipante         1,778,049           28,281             --           --        1,806,330
John G. Turner              1,778,049           28,281             --           --        1,806,330
Roger B. Vincent            1,777,678           28,652             --           --        1,806,330
Richard A. Wedemeyer        1,777,678           28,652             --           --        1,806,330

3.   Confirmation of KPMG as current independent auditors of certain Funds.

ING VP Natural Resources    1,747,777           17,211          41,342          --        1,806,330

4. Such other business as may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof.

ING VP Natural Resources    1,612,562           38,947         154,821          --        1,806,330

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Trust is set forth below:

                                                                                              NUMBER OF
                                                                                            PORFOLIOS IN
                                                                      PRINCIPAL             FUND COMPLEX          OTHER
                              POSITION(S)  TERM OF OFFICE           OCCUPATION(S)            OVERSEEN BY       DIRECTORSHIPS
       NAME, ADDRESS           HELD WITH   AND LENGTH OF             DURING THE               DIRECTOR/           HELD BY
          AND AGE                FUND       TIME SERVED            PAST FIVE YEARS             TRUSTEE        DIRECTOR/TRUSTEE
          -------                ----       -----------            ---------------             -------        ----------------
INDEPENDENT DIRECTORS/TRUSTEES:

Paul S. Doherty               Director/    10-29-99 to     Retired. Mr. Doherty was              106        Mr. Doherty is a Trustee
7337 E. Doubletree Ranch Rd.  Trustee      Present         formerly President and Partner,                  of the GCG Trust
Scottsdale, AZ 85258                                       Doherty, Wallace, Pillsbury and                  (February 2002 to
Age: 67                                                    Murphy, P.C.,Attorneys (1996 to                  present).
                                                           2001); a Director of Tambrands,
                                                           Inc. (1993 to 1998); and a
                                                           Trustee of each of the funds
                                                           managed by Northstar
                                                           Investment Management
                                                           Corporation (1993 to 1999).

J. Michael Earley             Director/    2-22-02 to      President and Chief Executive         106        Mr. Earley is a Trustee
7337 E. Doubletree Ranch Rd.  Trustee      Present         Officer of Bankers Trust                         of the GCG Trust (1997
Scottsdale, AZ 85258                                       Company, N.A. (1992 to                           to present).
Age: 56                                                    present).

R. Barbara Gitenstein         Director/    2-22-02 to      President of the College of New       106        Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.  Trustee      Present         Jersey (1999 to present);                        Trustee of the GCG Trust
Scottsdale, AZ 85258                                       Executive Vice President and                     (1997 to present).
Age: 53                                                    Provost at Drake University
                                                           (1992 to 1998).

Walter H. May                 Director/    10-29-99 to     Retired. Mr. May was formerly         106        Mr. May is a Trustee for
7337 E. Doubletree Ranch Rd.  Trustee      Present         Managing Director and Director                   the Best Prep Charity
Scottsdale, AZ 85258                                       of Marketing for Piper Jaffray,                  (1991 to present) and
Age: 65                                                    Inc. (an investment                              the GCG Trust (February
                                                           banking/underwriting firm). Mr.                  2002 to present).
                                                           May was formerly a Trustee of
                                                           each of the funds managed by
                                                           Northstar Investment
                                                           Management Corporation (1996
                                                           to 1999).

Jock Patton                   Director/    8-28-95 to      Private Investor. Mr. Patton was      106        Mr. Patton is a Trustee
7337 E. Doubletree Ranch Rd.  Trustee      Present         formerly Director and Chief                      of the GCG Trust
Scottsdale, AZ 85258                                       Executive Officer of Rainbow                     (February 2002 to
Age: 56                                                    Multimedia Group, Inc. (January                  present); He is also
                                                           1999 to December 2001);                          Director of Hypercom,
                                                           Director of Stuart                               Inc. and JDA Software
                                                           Entertainment, Inc.; Directory of                Group, Inc. (January
                                                           Artisoft, Inc. (1994 to 1998);                   1999 to present);
                                                           President and co-owner of                        National Airlines, Inc.;
                                                           StockVal, Inc. (November 1992                    and BG Associates, Inc.
                                                           to June 1997) and a Partner and
                                                           Director of the law firm of
                                                           Streich Lang, P.A. (1972 to
                                                           1993).

David W.C. Putnam             Director/    10-29-99 to     President and Director of F.L.        106        Mr. Putnam is a Trustee
7337 E. Doubletree Ranch Rd.  Trustee      Present         Putnam Securities Company, Inc.                  of GCG Trust (February
Scottsdale, AZ 85258                                       and its affiliates. Mr. Putnam is                2002 to present);
Age: 62                                                    also President, Secretary and                    Director of F.L. Putnam
                                                           Trustee of The Principled Equity                 Securities Company, Inc.
                                                           Market Fund. Mr. Putnam was                      (June 1978 to present);
                                                           formerly a Director/Trustee of                   F.L. Putnam Investment
                                                           Trust Realty Corp., Anchor                       Management Company
                                                           Investment Trust, Bow Ridge                      (December 2001 to
                                                           Mining Co., and each of the                      present); Asian American
                                                           funds managed by Northstar                       Bank and Trust Company
                                                           Investment Management                            (June 1992 to present);
                                                           Corporation (1994 to 1999).                      and Notre Dame Health
                                                                                                            Care Center (1991 to
                                                                                                            present). He is also a
                                                                                                            Trustee of The
                                                                                                            Principled Equity Market
                                                                                                            Fund (November 1996 to
                                                                                                            present); Progressive
                                                                                                            Capital Accumulation
                                                                                                            Trust (August 1998 to
                                                                                                            present); Anchor
                                                                                                            International Bond Trust
                                                                                                            (December 2000 to
                                                                                                            present); F.L. Putnam
                                                                                                            Foundation (December
                                                                                                            2000 to present); Mercy
                                                                                                            Endowment Foundation
                                                                                                            (1995 to present); and
                                                                                                            an Honorary Trustee of
                                                                                                            Mercy Hospital (1973 to
                                                                                                            present).

--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                            PORFOLIOS IN
                                                                      PRINCIPAL             FUND COMPLEX          OTHER
                              POSITION(S)  TERM OF OFFICE           OCCUPATION(S)            OVERSEEN BY       DIRECTORSHIPS
       NAME, ADDRESS           HELD WITH   AND LENGTH OF             DURING THE               DIRECTOR/           HELD BY
          AND AGE                FUND       TIME SERVED            PAST FIVE YEARS             TRUSTEE        DIRECTOR/TRUSTEE
          -------                ----       -----------            ---------------             -------        ----------------
Blaine E. Rieke               Director/    2-26-01 to      General Partner of Huntington         106        Mr. Rieke is a
7337 E. Doubletree Ranch Rd.  Trustee      Present         Partners, an investment                          Director/Trustee of the
Scottsdale, AZ 85258                                       partnership (1997 to present).                   Morgan Chase Trust Co.
Age: 68                                                    Mr. Rieke was formerly                           (January 1998 to
                                                           Chairman and Chief Executive                     present) and the GCG
                                                           Officer of Firstar Trust Company                 Trust (February 20
                                                           (1973 to 1996). Mr. Rieke was                    present).
                                                           formerly the Chairman of the
                                                           Board and a Trustee of each of
                                                           the funds managed by ING
                                                           Investment Management Co.
                                                           LLC. (1998 to 2001).

Roger B. Vincent              Director/    2-22-02 to      President of Springwell               106        Mr. Vincent is a Trustee
7337 E. Doubletree Ranch Rd.  Trustee      Present         Corporation, a corporate                         of the GCG Trust (1994
Scottsdale, AZ 85258                                       advisory firm (1989 to present).                 to present) and a
Age: 56                                                    Mr. Vincent was formerly a                       Director of AmeriGas
                                                           Director of Tatham Offshore,                     Propane, Inc. (1998 to
                                                           Inc. (1996 to 2000) and                          present).
                                                           Petrolane, Inc. (1993 to 1995).

Richard A. Wedemeyer          Director/    2-26-01 to      Vice President -- Finance and         106        Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.  Trustee      Present         Administration -- of the                         Trustee of Touchstone
Scottsdale, AZ 85258                                       Channel Corporation, an                          Consulting Group (1997
Age: 65                                                    importer of specialty alloy                      to present) and the GCG
                                                           aluminum products (1996 to                       Trust (February 2002 to
                                                           present). Mr. Wedemeyer was                      present).
                                                           formerly Vice President --
                                                           Finance and Administration --
                                                           of Performance Advantage, Inc.,
                                                           a provider of training and
                                                           consultation services (1992 to
                                                           1996), and Vice President --
                                                           Operations and Administration
                                                           -- of Jim Henson Productions
                                                           (1979 to 1997). Mr. Wedemeyer
                                                           was a Trustee of each of the
                                                           funds managed by ING
                                                           Investment Management Co.
                                                           LLC. (1998 to 2001).

--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                            PORFOLIOS IN
                                                                      PRINCIPAL             FUND COMPLEX          OTHER
                              POSITION(S)  TERM OF OFFICE           OCCUPATION(S)            OVERSEEN BY       DIRECTORSHIPS
       NAME, ADDRESS           HELD WITH   AND LENGTH OF             DURING THE               DIRECTOR/           HELD BY
          AND AGE                FUND       TIME SERVED            PAST FIVE YEARS             TRUSTEE        DIRECTOR/TRUSTEE
          -------                ----       -----------            ---------------             -------        ----------------
INTERESTED DIRECTORS:

R. Glenn Hilliard(1)          Director/    2-26-02 to      Chairman and CEO of ING               106        Mr. Hilliard serves as a
ING Americas                  Trustee      Present         Americas and a member of its                     member of the Board of
5780 Powers Ferry Road, NW                                 Americas Executive Committee                     Directors of the Clemson
Atlanta, GA 30327                                          (1999 to present). Mr. Hilliard                  University Foundation,
Age: 59                                                    was formerly Chairman and CEO                    the Board of Councilors
                                                           of ING North America,                            for the Carter Center, a
                                                           encompassing the U.S., Mexico                    Trustee of the Woodruff
                                                           and Canada regions (1994 to                      Arts Center and sits on
                                                           1999).                                           the Board of Directors
                                                                                                            for the High Museum of
                                                                                                            Art. Mr. Hilliard is
                                                                                                            also a Trustee of the
                                                                                                            GCG Trust (February 2002
                                                                                                            to present).

Thomas J. McInerey(2)         Director/    2-26-01 to      Chief Executive Officer, ING U.S.     156        Mr. McInerney serves as
7337 E. Doubletree Ranch Rd.  Trustee      Present         Financial Services (October 2001                 a Director/Trustee of
Scottsdale, AZ 85258                                       to present); President, Chief                    Aeltus Investment
Age: 45                                                    Executive Officer, and Director                  Management, Inc. (1997
                                                           of Northern Life Insurance                       to present); each of the
                                                           Company (2001 to present); and                   Aetna Funds (April 2002
                                                           President and Director of Aetna                  to present); Ameribest
                                                           Life Insurance and Annuity                       Life Insurance Co. (2001
                                                           Company (1997 to present),                       to present); Equitable
                                                           Aetna Retirement Holdings, Inc.                  Life Insurance Co. (2001
                                                           (1997 to present), Aetna                         to present); First
                                                           Investment Adviser Holding Co.                   Columbine Life Insurance
                                                           (2000 to present), and Aetna                     Co. (2001 to present);
                                                           Retail Holding Company (2000                     Golden American Life
                                                           to present). Mr. McInerney was                   Insurance Co. (2001 to
                                                           formerly General Manager and                     present); Life Insurance
                                                           Chief Executive Officer of ING                   Company of Georgia (2001
                                                           Worksite Division (since                         to present); Midwestern
                                                           December 2000 to October                         United Life Insurance
                                                           2001); President of Aetna                        Co. (2001 to present);
                                                           Financial Services (August 1997                  ReliaStar Life Insurance
                                                           to December 2000); Head of                       Co. (2001 to present);
                                                           National Accounts and Core                       Security Life of Denver
                                                           Sales and Marketing for Aetna                    (2001 to present);
                                                           U.S. Healthcare (April 1996 to                   Security Connecticut
                                                           March 1997); Head of Corporate                   Life Insurance Co. (2001
                                                           Strategies for Aetna Inc. (July                  to present); Southland
                                                           1995 to April 1996); and has                     Life Insurance Co. (2001
                                                           held a variety of line and                       to present); USG Annuity
                                                           corporate staff positions since                  and Life Company (2001
                                                           1978.                                            to present); United Life
                                                                                                            and Annuity Insurance
                                                                                                            Co. Inc (2001 to
                                                                                                            present); and the GCG
                                                                                                            Trust (February 2002 to
                                                                                                            present). Mr. McInerney
                                                                                                            is a member of the Board
                                                                                                            of the National
                                                                                                            Commission on Retirement
                                                                                                            Policy, the
                                                                                                            Governor[0092]s Council
                                                                                                            on Economic
                                                                                                            Competitiveness and
                                                                                                            Technology of
                                                                                                            Connecticut, the Board
                                                                                                            of Directors of the
                                                                                                            Connecticut Business and
                                                                                                            Industry Association,
                                                                                                            the Board of Trustees of
                                                                                                            the Bushnell, the Board
                                                                                                            for the Connecticut
                                                                                                            Forum, and the Board of
                                                                                                            the Metro Hartford
                                                                                                            Chamber of Commerce, and
                                                                                                            is Chairman of Concerned
                                                                                                            Citizens for Effective
                                                                                                            Government.

--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                            PORFOLIOS IN
                                                                      PRINCIPAL             FUND COMPLEX          OTHER
                              POSITION(S)  TERM OF OFFICE           OCCUPATION(S)            OVERSEEN BY       DIRECTORSHIPS
       NAME, ADDRESS           HELD WITH   AND LENGTH OF             DURING THE               DIRECTOR/           HELD BY
          AND AGE                FUND       TIME SERVED            PAST FIVE YEARS             TRUSTEE        DIRECTOR/TRUSTEE
          -------                ----       -----------            ---------------             -------        ----------------
John G. Turner(3)             Chairman and  10-29-99 to    President, Turner Investment          106        Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.  Director/     Present        Company (since January 2002).                    member of the Board of
Scottsdale, AZ 85258          Trustee                      Mr. Turner was formerly Vice                     the GCG Trust. Mr.
Age: 62                                                    Chairman of ING Americas (2000                   Turner also serves as a
                                                           to 2001); Chairman and Chief                     Director of the Hormel
                                                           Executive Officer of ReliaStar                   Foods Corporation (May
                                                           Financial Corp. and ReliaStar                    2000 to present), Shopk
                                                           Life Insurance Company (1993                     Stores, Inc. (August
                                                           to 2000); Chairman of ReliaStar                  1999 to present), and
                                                           United Services Life Insurance                   M.A. Mortenson Co.
                                                           Company (1995 to 1998); Chairman                 (March 2002 to present)
                                                           of ReliaStar Life Insurance
                                                           Company of New York (1995 to
                                                           2001); Chairman of Northern Life
                                                           Insurance Company (1992 to
                                                           2000); Chairman and
                                                           Director/Trustee of the
                                                           Northstar affiliated investment
                                                           companies (1993 to 2001) and
                                                           Director, Northstar Investment
                                                           Management Corporation and its
                                                           affiliates (1993 to 1999).

----------
(1) Mr. Hilliard is an "interested person", as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.
(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(3) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                     TERM OF OFFICE                       OCCUPATION(S)
       NAME, ADDRESS             POSITION(S)         AND LENGTH OF                          DURING THE
          AND AGE              HELD WITH FUND         TIME SERVED                        PAST FIVE YEARS
          -------              --------------         -----------                        ---------------
OFFICERS:

James M. Hennessy              President, Chief      March 2002 to        President and Chief Executive Officer of ING
7337 E. Doubletree Ranch Rd.   Executive Officer,    Present (for the     Capital Corporation, LLC, ING Funds Services, LLC,
Scottsdale, AZ 85258           and Chief             ING Funds)           ING Advisors, Inc., ING Investments, LLC, Lexington
Age: 52                        Operating Officer                          Funds Distributor, Inc., Express America T.C. Inc.
                                                                          and EAMC Liquidation Corp. (since December
                               President, Chief      February 2001 to     2001); Executive Vice President and Chief
                               Executive Officer,    March 2002 (for      Operating Officer of ING Quantitative
                               and Chief             the Pilgrim Funds)   Management, Inc. (since October 2001) and ING
                               Operating Officer                          Funds Distributor, Inc. (since June 2000). Formerly,
                                                                          Senior Executive Vice President (June 2000 to
                               Chief Operating       July 2000 to         December 2000) and Secretary (April 1995 to
                               Officer               February 2001(for    December 2000) of ING Capital Corporation, LLC,
                                                     the Pilgrim Funds)   ING Funds Services, LLC, ING Investments, LLC, ING
                                                                          Advisors, Inc., Express America T.C. Inc., and EAMC
                                                                          Liquidation Corp.; and Executive Vice President,
                                                                          ING Capital Corporation, LLC and its affiliates
                                                                          (May 1998 to June 2000) and Senior Vice
                                                                          President, ING Capital Corporation, LLC and its
                                                                          affiliates (April 1995 to April 1998).

Mary Lisanti                   Executive Vice        March 2002 to        Executive Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.   President             Present (for the     and ING Advisors, Inc. (since November 1999) and
Scottsdale, AZ 85258                                 ING Funds)           of ING Quantitative Management, Inc. (since July
Age: 45                                                                   2000); Chief Investment Officer of the Domestic
                               Executive Vice        May 1998 to          Equity Portfolios, ING Investments, LLC (since
                               President             March 2002 (for      1999). Formerly, Executive Vice President and
                                                     the domestic         Chief Investment Officer for the Domestic Equity
                                                     equity portfolios    Portfolios of Northstar Investment Management
                                                     of the Pilgrim       Corporation, whose name changed to Pilgrim
                                                     Funds)               Advisors, Inc. and subsequently became part of
                                                                          ING Investments, LLC (May 1998 to October 1999);
                                                                          Portfolio Manager with Strong Capital
                                                                          Management (May 1996 to 1998); a Managing
                                                                          Director and Head of Small- and Mid- Capitalization
                                                                          Equity Strategies at Bankers Trust Corp. (1993 to 1996).

Michael J. Roland              Executive Vice        March 2002 to        Executive Vice President, Chief Financial Officer
7337 E. Doubletree Ranch Rd.   President,            Present (for the     and Treasurer of ING Funds Services, LLC, ING
Scottsdale, AZ 85258           Assistant             ING Funds)           Funds Distributor, Inc., ING Advisors, Inc., ING
Age: 44                        Secretary and                              Investments, LLC, ING Quantitative Management,
                               Principal Financial                        Inc., Lexington Funds Distributor, Inc., Express
                               Officer                                    America T.C. Inc. and EAMC Liquidation Corp.
                                                                          (since December 2001). Formerly, Senior Vice
                               Senior Vice           June 1998 to         President, ING Funds Services, LLC, ING
                               President and         March 2002 (for      Investments, LLC, and ING Funds Distributor, Inc.
                               Principal Financial   the Pilgrim Funds)   (June 1998 to December 2001) and Chief Financial
                               Officer                                    Officer of Endeavor Group (April 1997 to June
                                                                          1998).

Robert S. Naka                 Senior Vice           March 2002 to        Senior Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.   President and         Present (for the     ING Funds Services, LLC, ING Funds Distributor,
Scottsdale, AZ 85258           Assistant             ING Funds)           Inc., ING Advisors, Inc., ING Investments, LLC, ING
Age: 38                        Secretary                                  Quantitative Management, Inc. (since October
                                                                          2001) and Lexington Funds Distributor, Inc. (since
                               Senior Vice           November 1999        December 2001). Formerly, Vice President, ING
                               President and         to March 2002        Investments, LLC (April 1997 to October 1999), ING
                               Assistant             (for the Pilgrim     Funds Services, LLC (February 1997 to August
                               Secretary             Funds)               1999) and Assistant Vice President, ING Funds
                                                                          Services, LLC (August 1995 to February 1997).
                               Assistant             July 1994 to
                               Secretary             November 1999
                                                     (for the Pilgrim
                                                     Funds)

Robyn L. Ichilov               Vice President        March 2002 to        Vice President of ING Funds Services, LLC (since
7337 E. Doubletree Ranch Rd.   and Treasurer         Present (for the     October 2001) and ING Investments, LLC (since
Scottsdale, AZ 85258                                 ING Funds)           August 1997); Accounting Manager, ING
Age: 34                                                                   Investments, LLC (since November 1995).
                               Vice President        May 1998 to
                               and Treasurer         March 2002 (for
                                                     the Pilgrim Funds)

                               Vice President        November 1997
                                                     to May 1998 (for
                                                     the Pilgrim Funds)

--------------------------------------------------------------------------------

                                                                                            Principal
                                                     Term of Office                       Occupation(s)
       Name, Address             Position(s)         and Length of                          during the
          and Age              Held with Fund         Time Served                        Past Five Years
          -------              --------------         -----------                        ---------------
Officers:

Kimberly A. Anderson             Vice President     March 2002 to         Vice President for ING Quantitative Management,
7337 E. Doubletree Ranch Rd.     and Secretary      Present (for the      Inc. (since October 2001); Vice President and
Scottsdale, AZ 85258                                ING Funds)            Assistant Secretary of ING Funds Services, LLC, ING
Age: 37                                                                   Funds Distributor, Inc., ING Advisors, Inc., ING
                                                    February 2001 to      Investments, LLC (since October 2001) and
                                                    March 2002(for        Lexington Funds Distributor, Inc. (since December
                                                    the Pilgrim Funds)    2001). Formerly, Assistant Vice President of ING Funds
                                                                          Services, LLC (November 1999 to January 2001) and has
                                                                          held various other positions with ING Funds Services,
                                                                          LLC for more than the last five years.

Lourdes R. Bernal                Vice President     March 2002 to         Vice President of ING Investments, LLC (since
7337 E. Doubletree Ranch Rd.                        Present (for          January 2002). Prior to joining ING Investments,
Scottsdale, AZ 85258                                certain ING           LLC in 2002, Ms. Bernal was a Senior Manager in
Age: 32                                             Funds)                the Investment Management Practice,
                                                                          PricewaterhouseCoopers LLP (July 2000 to
                                                    February 2002 to      December 2001); Manager, PricewaterhouseCoopers LLP
                                                    Present (for the      (July 1998 to July 2000); Manager, Coopers & Lybrand LLP
                                                    Pilgrim Funds)        (July 1996 to June 1998); Senior Associate, Coopers &
                                                                          Lybrand LLP (July 1992 to June 1996); and Associate,
                                                                          Coopers & Lybrand LLP (August 1990 to June 1992).

Todd Modic                       Assistant Vice     March 2002 to         Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.     President          Present (for          Investments, LLC (since March 2001). Formerly,
Scottsdale, AZ 85258                                certain ING           Director of Financial Reporting, Axient
Age: 34                                             Funds)                Communications, Inc. (May 2000 to January 2001)
                                                                          and Director of Finance, Rural/Metro Corporation
                                                    August 2001 to        (March 1995 to May 2000).
                                                    March 2002 (for
                                                    the Pilgrim Funds)

Maria M. Anderson                Assistant Vice     March 2002 to         Assistant Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.     President          Present (for          (since October 2001). Formerly, Manager of Fund
Scottsdale, AZ 85258                                certain ING           Accounting and Fund Compliance, ING
Age: 43                                             Funds)                Investments, LLC (September 1999 to November
                                                                          2001); Section Manager of Fund Accounting, Stein
                                                    August 2001 to        Roe Mutual Funds (July 1998 to August 1999); and
                                                    March 2002 (for       Financial Reporting Analyst, Stein Roe Mutual
                                                    the Pilgrim Funds)    Funds (August 1997 to July 1998).

James Vail                       Senior Vice        March 2002 to         Senior Vice President for ING Investments, LLC
7337 E. Doubletree Ranch Rd.     President and      Present (for          (since June 2001) and Portfolio Manager of ING
Scottsdale, Arizona 85258        Portfolio          certain ING           Investments, LLC and ING Advisors, Inc. (since
Age: 57                          Manager            Funds)                October 2001). Formerly, Vice President, Lexington
                                                                          Management Corporation (which was acquired by
                                                    June 2001 to          ING Investments, LLC's parent company in July
                                                    March 2002 (for       2000) (1991 to 2000); and has held investment
                                                    certain Pilgrim       research positions with Chemical Bank,
                                                    Funds)                Oppenheimer & Co., Robert Fleming, Inc. and
                                                                          Beacon Trust Company, where he was a Senior
                                                                          Investment Analyst.

INVESTMENT MANAGER

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR

ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-6368

CUSTODIAN

State Street Bank & Trust
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling ING Funds Services, LLC, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                 VPNRTSAR063002-081502